FINANCIAL AND CAPITAL RISK MANAGEMENT - Liquidity reserve (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	¥ 139,532,640	¥ 137,726,555
Carrying value of financial liabilities included in other non-current liabilities	769,061	789,720
Finance lease payables, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	6,098,467	7,217,286
Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	40,483,334	31,700,272
Long-term bonds
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities		2,000,000
Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	15,715,000	22,115,000
Short-term bonds
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	3,500,000	7,900,000
Gold leasing arrangement
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	6,818,393	3,000,000
Short-term bank and other loans
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	30,834,442	32,321,825
Interest payables for borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	12,559,944	10,670,375
Financial liabilities at fair value through profit or loss
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	89,426	3,575
Financial liabilities included in other payables and accrued liabilities, excluding accrued interest
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	10,307,315	8,501,869
Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	804,349	953,483
Trade and notes payables
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	12,321,970	11,342,870
Within 1 year
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	90,915,633	84,511,375
Within 1 year | Finance lease payables, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	2,371,917	2,253,720
Within 1 year | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	6,890,140	4,725,151
Within 1 year | Long-term bonds
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities		2,000,000
Within 1 year | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	12,500,000	6,400,000
Within 1 year | Short-term bonds
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	3,500,000	7,900,000
Within 1 year | Gold leasing arrangement
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	6,818,393	3,000,000
Within 1 year | Short-term bank and other loans
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	30,834,442	32,321,825
Within 1 year | Interest payables for borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	5,282,030	6,062,365
Within 1 year | Financial liabilities at fair value through profit or loss
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	89,426	3,575
Within 1 year | Financial liabilities included in other payables and accrued liabilities, excluding accrued interest
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	10,307,315	8,501,869
Within 1 year | Trade and notes payables
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	12,321,970	11,342,870
Between 1 and 2 years
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	12,382,567	24,488,718
Between 1 and 2 years | Finance lease payables, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,762,618	2,068,315
Between 1 and 2 years | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	5,174,015	8,000,722
Between 1 and 2 years | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	3,215,000	12,500,000
Between 1 and 2 years | Interest payables for borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	2,123,149	1,701,480
Between 1 and 2 years | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	107,785	218,201
2 to 5 years
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	14,779,056	19,152,216
2 to 5 years | Finance lease payables, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,890,329	2,895,251
2 to 5 years | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	8,673,794	10,275,883
2 to 5 years | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities		3,215,000
2 to 5 years | Interest payables for borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	4,106,037	2,436,061
2 to 5 years | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	108,896	330,021
After 5 years
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	21,455,384	9,574,246
After 5 years | Finance lease payables, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	73,603
After 5 years | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	19,745,385	8,698,516
After 5 years | Interest payables for borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,048,728	470,469
After 5 years | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	¥ 587,668	¥ 405,261